Long-Term Debt - Total Long-Term Debt Outstanding Maturities (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
2019	$ 146
2020	146
2021	91
2022	783
2023	32
Thereafter	896
Total	$ 2,094